Document and Entity Information	Oct. 02, 2015
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	Eaton Vance Mutual Funds Trust
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Oct. 02, 2015
Document Effective Date	Oct. 02, 2015
Prospectus Date	Mar. 01, 2015
Eaton Vance Global Dividend Income Fund | Class A
Risk/Return:
Trading Symbol	EDIAX
Eaton Vance Global Dividend Income Fund | Class C
Risk/Return:
Trading Symbol	EDICX
Eaton Vance Global Dividend Income Fund | Class R
Risk/Return:
Trading Symbol	EDIRX
Eaton Vance Global Dividend Income Fund | Class I
Risk/Return:
Trading Symbol	EDIIX